CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss for the year	$ (91,022)	$ (10,063)
Items not involving cash:
Amortization and depletion	35,185	3,573
Impairment of goodwill (note 5)	38,682
Change in reclamation and remediation provision	9,752	(214)
Finance costs	5,752	20
Unrealized foreign exchange loss (gain)	431	(926)
Income tax expense	744	652
Share-based compensation	1,726	1,321
Other non-cash items (note 23)	2,710	(580)
Interest received	686	1,185
Interest paid	(5,692)	(38)
Income taxes paid	(440)	(1,652)
Cash flows from (used in) operations before changes in working capital	(1,486)	(6,722)
Changes in non-cash working capital:
Trade and other receivables	4,568	6,357
Inventories	10,521	510
Other current assets	212	(105)
Trade payables and accrued liabilities	(28)	287
Net cash provided by (used in) operating activities	13,787	327
Cash flows from investing activities:
Cash restricted for Coricancha environmental bond	371
Cash received on Acquisition of Beadell	1,441
Redemptions of (investments in) short-term deposits and restricted cash, net	25,941	(5,965)
Repayment received prior to Acquisition on loan advanced to Beadell	3,069
Advances to Beadell prior to Acquisition	(354)	(5,000)
Additions to mineral properties, plant and equipment	(25,910)	(2,069)
Net cash provided by (used in) investing activities	4,558	(13,034)
Cash flows from financing activities:
Proceeds from equity financings, net of expenses (note 15(f))	15,939
Payment of lease liabilities	(6,190)
Proceeds from borrowings	32,210
Repayment of borrowings	(48,444)
Proceeds from exercise of options	504	349
Net cash from (used in) financing activities	(5,981)	349
Effect of exchange rate changes on cash and cash equivalents	82	85
Increase (decrease) in cash and cash equivalents	12,446	(12,273)
Cash and cash equivalents, beginning of year	24,524	36,797
Cash and cash equivalents, end of year	$ 36,970	$ 24,524